Main items related to operating activities - Operating expenses, research and development costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Main items related to operating activities
Purchases, net of inventory variation	$ (169,448)	$ (118,622)	$ (77,486)
Exploration costs	(1,299)	(740)	(731)
Other operating expenses	(29,789)	(26,894)	(25,538)
Other operating expenses, Non-current operating liabilities (allowances) reversals	1,086	1,299	778
Other operating expenses, Current operating liabilities (allowances) reversals	(188)	(30)	(77)
OPERATING EXPENSES	(200,536)	(146,256)	(103,755)
Research and development costs	$ 762	$ 824	$ 895
Research and development costs as a percentage of sales	0.27%
Percentage of increase (decrease) in research and development expense at constant foreign exchange rates	4.00%
Number of staff dedicated to research and development activities | employee	3,536	3,830	4,088